Asset Retirement Obligation (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Beginning asset retirement obligations	$ 7.7	$ 9.1
Revisions to existing liabilities	2.2	(1.8)
Liabilities acquired	8.7	0
Accretion	0.5	0.5	0.4
Liabilities settled	0	(0.1)
Ending asset retirement obligations	19.1	7.7	9.1
Current Asset Retirement Obligation	$ 8.2